UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed
Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2006

1.813028.101

ATMS-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.0%
BorgWarner, Inc.	900	$ 49,617
Johnson Controls, Inc.	800	55,392
Lear Corp.	2,100	53,235
TRW Automotive Holdings Corp. (a)	2,000	51,400
		209,644
Distributors - 0.4%
Building Material Holding Corp.	1,100	87,087
Diversified Consumer Services - 0.4%
Alderwoods Group, Inc. (a)	1,200	20,736
Education Management Corp. (a)	1,700	52,054
		72,790
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	1,800	44,838
Isle of Capri Casinos, Inc. (a)	2,500	71,125
Pinnacle Entertainment, Inc. (a)	2,000	57,640
Royal Caribbean Cruises Ltd.	1,200	49,080
Vail Resorts, Inc. (a)	1,600	48,624
		271,307
Household Durables - 3.3%
Beazer Homes USA, Inc.	1,300	94,692
D.R. Horton, Inc.	2,000	74,640
KB Home	3,000	228,600
Lennar Corp. Class A	800	50,048
Pulte Homes, Inc.	4,500	179,550
Standard Pacific Corp.	1,800	70,020
		697,550
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)	1,400	68,460
Media - 0.7%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	3,400	50,796
R.H. Donnelley Corp. (a)	1,500	98,430
		149,226
Multiline Retail - 5.1%
Federated Department Stores, Inc.	3,000	199,890
JCPenney Co., Inc.	8,200	457,560
Nordstrom, Inc.	10,500	438,060
		1,095,510
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.9%
Aeropostale, Inc. (a)	1,800	$ 54,414
Best Buy Co., Inc.	1,100	55,726
Circuit City Stores, Inc.	2,200	55,462
Dress Barn, Inc. (a)	1,600	73,824
Gamestop Corp. Class A (a)	300	12,093
RONA, Inc. (a)	2,400	44,631
Sports Authority, Inc. (a)	1,500	55,080
The Men's Wearhouse, Inc. (a)	1,600	54,672
		405,902
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	900	49,932
TOTAL CONSUMER DISCRETIONARY		3,107,408
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	1,700	54,638
Kroger Co. (a)	10,000	184,000
Nash-Finch Co.	1,700	50,320
		288,958
Food Products - 1.1%
Kellogg Co.	1,100	47,190
The J.M. Smucker Co.	4,400	191,400
		238,590
Household Products - 0.2%
Spectrum Brands, Inc. (a)	2,800	52,948
Personal Products - 0.3%
NBTY, Inc. (a)	3,200	66,208
Tobacco - 1.6%
Altria Group, Inc.	3,200	231,488
Loews Corp. - Carolina Group	2,200	101,464
		332,952
TOTAL CONSUMER STAPLES		979,656
Common Stocks - continued
	Shares	Value
ENERGY - 11.7%
Energy Equipment & Services - 0.5%
Lone Star Technologies, Inc. (a)	1,000	$ 56,900
Maverick Tube Corp. (a)	1,300	62,205
		119,105
Oil, Gas & Consumable Fuels - 11.2%
Amerada Hess Corp.	3,200	495,360
Chevron Corp.	3,200	190,016
ConocoPhillips	7,184	464,805
Devon Energy Corp.	1,500	102,315
Giant Industries, Inc. (a)	1,700	118,813
Houston Exploration Co. (a)	1,400	86,926
OMI Corp.	7,300	128,188
Overseas Shipholding Group, Inc.	900	46,422
Quicksilver Resources, Inc. (a)	2,000	100,540
Tesoro Corp.	1,500	108,705
Valero Energy Corp.	7,640	476,965
W&T Offshore, Inc.	1,500	59,880
		2,378,935
TOTAL ENERGY		2,498,040
FINANCIALS - 20.2%
Capital Markets - 2.2%
Lehman Brothers Holdings, Inc.	1,800	252,810
Merrill Lynch & Co., Inc.	2,900	217,703
		470,513
Commercial Banks - 2.8%
Bank of America Corp.	13,300	588,258
Consumer Finance - 1.9%
Capital One Financial Corp.	3,600	299,880
CompuCredit Corp. (a)	2,600	104,416
		404,296
Diversified Financial Services - 1.0%
CIT Group, Inc.	4,100	218,694
Insurance - 8.8%
ACE Ltd.	3,700	202,575
Allstate Corp.	2,400	124,920
AMBAC Financial Group, Inc.	700	53,767
Endurance Specialty Holdings Ltd.	4,800	158,064
Fidelity National Financial, Inc.	2,600	102,622
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Corp., California	1,100	$ 51,502
Hartford Financial Services Group, Inc.	3,500	287,805
LandAmerica Financial Group, Inc.	800	52,784
MetLife, Inc.	1,500	75,240
Old Republic International Corp.	2,375	50,944
Platinum Underwriters Holdings Ltd.	1,500	45,975
Prudential Financial, Inc.	2,600	195,884
The St. Paul Travelers Companies, Inc.	9,100	412,958
W.R. Berkley Corp.	1,250	61,750
		1,876,790
Thrifts & Mortgage Finance - 3.5%
Countrywide Financial Corp.	11,798	394,525
Farmer Mac Class C (non-vtg.)	1,600	45,408
FirstFed Financial Corp., Delaware (a)	800	50,160
Fremont General Corp.	2,200	53,900
MGIC Investment Corp.	1,600	105,616
Radian Group, Inc.	800	45,784
Triad Guaranty, Inc. (a)	1,200	50,400
		745,793
TOTAL FINANCIALS		4,304,344
HEALTH CARE - 7.1%
Biotechnology - 2.4%
Amgen, Inc. (a)	5,500	400,895
Biogen Idec, Inc. (a)	1,200	53,700
Seracare Life Sciences, Inc. (a)	6,200	54,188
		508,783
Health Care Equipment & Supplies - 1.1%
Anika Therapeutics, Inc. (a)	4,000	40,280
Baxter International, Inc.	5,200	191,620
		231,900
Health Care Providers & Services - 3.1%
Allied Healthcare International, Inc. (a)	3,300	22,143
CIGNA Corp.	3,900	474,240
Health Net, Inc. (a)	1,100	54,307
Hooper Holmes, Inc.	7,800	27,300
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	900	$ 50,193
Sierra Health Services, Inc. (a)	1,200	47,544
		675,727
Pharmaceuticals - 0.5%
Alpharma, Inc. Class A	1,700	56,865
CNS., Inc.	2,200	48,114
		104,979
TOTAL HEALTH CARE		1,521,389
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.9%
AAR Corp. (a)	4,100	97,703
Ceradyne, Inc. (a)	1,000	57,240
Precision Castparts Corp.	900	44,955
		199,898
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	2,800	58,548
Building Products - 1.1%
Masco Corp.	8,000	237,200
Commercial Services & Supplies - 2.5%
Cendant Corp.	18,800	314,712
Heidrick & Struggles International, Inc. (a)	1,400	46,984
Kforce, Inc. (a)	4,100	53,300
Tetra Tech, Inc. (a)	3,000	50,250
The Geo Group, Inc. (a)	600	14,676
West Corp. (a)	1,400	57,162
		537,084
Electrical Equipment - 0.3%
Energy Conversion Devices, Inc. (a)	1,100	55,396
Industrial Conglomerates - 1.6%
Tyco International Ltd.	10,300	268,315
Walter Industries, Inc.	1,000	63,250
		331,565
Machinery - 3.2%
Cummins, Inc.	2,200	214,060
Deere & Co.	3,900	279,864
PACCAR, Inc.	1,100	76,560
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	800	$ 56,400
Timken Co.	1,700	61,489
		688,373
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.	4,000	320,480
CSX Corp.	3,900	208,767
P.A.M. Transportation Services, Inc. (a)	2,600	49,790
YRC Worldwide, Inc. (a)	1,000	49,840
		628,877
TOTAL INDUSTRIALS		2,736,941
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 2.1%
Corning, Inc. (a)	9,400	228,890
Motorola, Inc.	9,700	220,287
		449,177
Computers & Peripherals - 6.9%
Apple Computer, Inc. (a)	3,900	294,489
Hewlett-Packard Co.	16,100	501,998
Komag, Inc. (a)	2,800	131,768
SanDisk Corp. (a)	1,000	67,360
Seagate Technology	4,300	112,144
Western Digital Corp. (a)	16,600	362,876
		1,470,635
Electronic Equipment & Instruments - 1.1%
Arrow Electronics, Inc. (a)	1,800	61,848
Avnet, Inc. (a)	1,700	41,565
Global Imaging Systems, Inc. (a)	400	14,144
Ingram Micro, Inc. Class A (a)	2,500	48,375
Jabil Circuit, Inc. (a)	1,400	56,560
		222,492
Internet Software & Services - 1.4%
EarthLink, Inc. (a)	3,900	44,538
Google, Inc. Class A (sub. vtg.) (a)	600	259,950
		304,488
IT Services - 0.3%
Ceridian Corp. (a)	2,300	56,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. (a)	3,800	$ 54,378
Semiconductors & Semiconductor Equipment - 1.6%
Lam Research Corp. (a)	1,200	55,716
NVIDIA Corp. (a)	5,300	238,288
SiRF Technology Holdings, Inc. (a)	1,600	53,904
		347,908
Software - 0.8%
McAfee, Inc. (a)	7,400	171,606
TOTAL INFORMATION TECHNOLOGY		3,077,448
MATERIALS - 4.9%
Chemicals - 1.4%
Ashland, Inc.	2,200	145,024
Eastman Chemical Co.	2,000	96,420
PolyOne Corp. (a)	7,900	56,564
		298,008
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	2,500	54,975
Smurfit-Stone Container Corp. (a)	14,900	190,571
		245,546
Metals & Mining - 2.1%
AK Steel Holding Corp. (a)	4,800	55,248
Allegheny Technologies, Inc.	1,300	67,405
Carpenter Technology Corp.	300	27,168
IPSCO, Inc.	1,700	157,843
Reliance Steel & Aluminum Co.	1,100	87,450
United States Steel Corp.	1,000	59,750
		454,864
Paper & Forest Products - 0.2%
International Paper Co.	1,600	52,208
TOTAL MATERIALS		1,050,626
TELECOMMUNICATION SERVICES - 3.9%
Wireless Telecommunication Services - 3.9%
NII Holdings, Inc. (a)	8,500	420,410
Sprint Nextel Corp.	17,805	407,556
		827,966
Common Stocks - continued
	Shares	Value
UTILITIES - 3.6%
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)	8,100	$ 45,846
Independent Power Producers & Energy Traders - 2.9%
AES Corp. (a)	8,600	146,544
TXU Corp.	9,500	481,080
		627,624
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	6,800	98,396
TOTAL UTILITIES		771,866
TOTAL COMMON STOCKS (Cost $17,264,634)		20,875,684
Investment Companies - 0.1%

S&P Depositary Receipts Trust unit Series 1 (Cost $28,431)	222	28,305
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 4.46% (b) (Cost $363,307)	363,307	363,307
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $17,656,372)		21,267,296
NET OTHER ASSETS - 0.2%		42,106
NET ASSETS - 100%		$ 21,309,402
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 2,395
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $17,671,218. Net unrealized appreciation aggregated $3,596,078, of which $3,884,194 related to appreciated investment securities and $288,116 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

January 31, 2006

1.813075.101

TMG-QTLY-0306

Investments January 31, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.0%
BorgWarner, Inc.	2,700	$ 148,851
Johnson Controls, Inc.	2,200	152,328
Lear Corp.	6,700	169,845
TRW Automotive Holdings Corp. (a)	6,300	161,910
		632,934
Distributors - 0.4%
Building Material Holding Corp.	3,500	277,095
Diversified Consumer Services - 0.4%
Alderwoods Group, Inc. (a)	3,800	65,664
Education Management Corp. (a)	5,300	162,286
		227,950
Hotels, Restaurants & Leisure - 1.3%
Domino's Pizza, Inc.	6,200	154,442
Isle of Capri Casinos, Inc. (a)	7,000	199,150
Pinnacle Entertainment, Inc. (a)	6,200	178,684
Royal Caribbean Cruises Ltd.	3,800	155,420
Vail Resorts, Inc. (a)	5,000	151,950
		839,646
Household Durables - 3.3%
Beazer Homes USA, Inc.	4,200	305,928
D.R. Horton, Inc.	6,600	246,312
KB Home	9,000	685,800
Lennar Corp. Class A	2,600	162,656
Pulte Homes, Inc.	13,200	526,680
Standard Pacific Corp.	5,600	217,840
		2,145,216
Internet & Catalog Retail - 0.3%
NutriSystem, Inc. (a)	4,200	205,380
Media - 0.7%
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	10,800	161,352
R.H. Donnelley Corp. (a)	4,400	288,728
		450,080
Multiline Retail - 5.1%
Federated Department Stores, Inc.	9,100	606,333
JCPenney Co., Inc.	25,000	1,395,000
Nordstrom, Inc.	32,000	1,335,040
		3,336,373
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.0%
Aeropostale, Inc. (a)	5,400	$ 163,242
Best Buy Co., Inc.	3,300	167,178
Circuit City Stores, Inc.	6,900	173,949
Dress Barn, Inc. (a)	5,400	249,156
Gamestop Corp. Class A (a)	1,100	44,341
RONA, Inc. (a)	8,400	156,207
Sports Authority, Inc. (a)	5,100	187,272
The Men's Wearhouse, Inc. (a)	4,900	167,433
		1,308,778
Textiles, Apparel & Luxury Goods - 0.2%
VF Corp.	2,800	155,344
TOTAL CONSUMER DISCRETIONARY		9,578,796
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 1.4%
BJ's Wholesale Club, Inc. (a)	5,300	170,342
Kroger Co. (a)	31,000	570,400
Nash-Finch Co.	5,300	156,880
		897,622
Food Products - 1.1%
Kellogg Co.	3,400	145,860
The J.M. Smucker Co.	13,600	591,600
		737,460
Household Products - 0.2%
Spectrum Brands, Inc. (a)	8,500	160,735
Personal Products - 0.3%
NBTY, Inc. (a)	10,000	206,900
Tobacco - 1.6%
Altria Group, Inc.	9,600	694,464
Loews Corp. - Carolina Group	7,100	327,452
		1,021,916
TOTAL CONSUMER STAPLES		3,024,633
Common Stocks - continued
	Shares	Value
ENERGY - 12.1%
Energy Equipment & Services - 0.6%
Lone Star Technologies, Inc. (a)	3,300	$ 187,770
Maverick Tube Corp. (a)	4,400	210,540
		398,310
Oil, Gas & Consumable Fuels - 11.5%
Amerada Hess Corp.	10,000	1,548,000
Chevron Corp.	10,000	593,800
ConocoPhillips	21,522	1,392,473
Devon Energy Corp.	4,800	327,408
Giant Industries, Inc. (a)	5,500	384,395
Houston Exploration Co. (a)	4,500	279,405
OMI Corp.	24,800	435,488
Overseas Shipholding Group, Inc.	3,100	159,898
Quicksilver Resources, Inc. (a)	6,300	316,701
Tesoro Corp.	4,800	347,856
Valero Energy Corp.	23,700	1,479,591
W&T Offshore, Inc.	5,000	199,600
		7,464,615
TOTAL ENERGY		7,862,925
FINANCIALS - 20.4%
Capital Markets - 2.3%
Lehman Brothers Holdings, Inc.	5,600	786,520
Merrill Lynch & Co., Inc.	9,000	675,630
		1,462,150
Commercial Banks - 2.7%
Bank of America Corp.	40,400	1,786,891
Consumer Finance - 1.9%
Capital One Financial Corp.	11,100	924,630
CompuCredit Corp. (a)	7,900	317,264
		1,241,894
Diversified Financial Services - 1.0%
CIT Group, Inc.	12,500	666,750
Insurance - 9.0%
ACE Ltd.	13,200	722,700
Allstate Corp.	7,400	385,170
AMBAC Financial Group, Inc.	2,200	168,982
Endurance Specialty Holdings Ltd.	14,800	487,364
Fidelity National Financial, Inc.	7,800	307,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Corp., California	3,500	$ 163,870
Hartford Financial Services Group, Inc.	10,100	830,523
LandAmerica Financial Group, Inc.	2,600	171,548
MetLife, Inc.	4,800	240,768
Old Republic International Corp.	7,250	155,513
Platinum Underwriters Holdings Ltd.	5,000	153,250
Prudential Financial, Inc.	8,200	617,788
The St. Paul Travelers Companies, Inc.	26,700	1,211,646
W.R. Berkley Corp.	4,350	214,890
		5,831,878
Thrifts & Mortgage Finance - 3.5%
Countrywide Financial Corp.	35,763	1,195,915
Farmer Mac Class C (non-vtg.)	5,500	156,090
FirstFed Financial Corp., Delaware (a)	2,700	169,290
Fremont General Corp.	6,700	164,150
MGIC Investment Corp.	4,800	316,848
Radian Group, Inc.	2,700	154,521
Triad Guaranty, Inc. (a)	3,500	147,000
		2,303,814
TOTAL FINANCIALS		13,293,377
HEALTH CARE - 7.2%
Biotechnology - 2.4%
Amgen, Inc. (a)	17,100	1,246,419
Biogen Idec, Inc. (a)	3,600	161,100
Seracare Life Sciences, Inc. (a)	19,000	166,060
		1,573,579
Health Care Equipment & Supplies - 1.1%
Anika Therapeutics, Inc. (a)	12,200	122,854
Baxter International, Inc.	16,100	593,285
		716,139
Health Care Providers & Services - 3.2%
Allied Healthcare International, Inc. (a)	10,100	67,771
CIGNA Corp.	11,900	1,447,040
Health Net, Inc. (a)	3,500	172,795
Hooper Holmes, Inc.	24,200	84,700
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Humana, Inc. (a)	2,800	$ 156,156
Sierra Health Services, Inc. (a)	3,800	150,556
		2,079,018
Pharmaceuticals - 0.5%
Alpharma, Inc. Class A	5,700	190,665
CNS., Inc.	6,900	150,903
		341,568
TOTAL HEALTH CARE		4,710,304
INDUSTRIALS - 13.1%
Aerospace & Defense - 1.0%
AAR Corp. (a)	12,800	305,024
Ceradyne, Inc. (a)	3,100	177,444
Precision Castparts Corp.	3,100	154,845
		637,313
Airlines - 0.3%
Continental Airlines, Inc. Class B (a)	8,800	184,008
Building Products - 1.2%
Masco Corp.	25,300	750,145
Commercial Services & Supplies - 2.6%
Cendant Corp.	58,200	974,268
Heidrick & Struggles International, Inc. (a)	4,600	154,376
Kforce, Inc. (a)	13,700	178,100
Tetra Tech, Inc. (a)	9,900	165,825
The Geo Group, Inc. (a)	2,000	48,920
West Corp. (a)	4,100	167,403
		1,688,892
Electrical Equipment - 0.3%
Energy Conversion Devices, Inc. (a)	3,500	176,260
Industrial Conglomerates - 1.5%
Tyco International Ltd.	31,500	820,575
Walter Industries, Inc.	3,000	189,750
		1,010,325
Machinery - 3.2%
Cummins, Inc.	6,800	661,640
Deere & Co.	11,700	839,592
PACCAR, Inc.	3,200	222,720
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	2,600	$ 183,300
Timken Co.	5,800	209,786
		2,117,038
Road & Rail - 3.0%
Burlington Northern Santa Fe Corp.	12,000	961,440
CSX Corp.	12,200	653,066
P.A.M. Transportation Services, Inc. (a)	8,800	168,520
YRC Worldwide, Inc. (a)	3,500	174,440
		1,957,466
TOTAL INDUSTRIALS		8,521,447
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.1%
Corning, Inc. (a)	29,200	711,020
Motorola, Inc.	29,900	679,029
		1,390,049
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	11,500	868,365
Hewlett-Packard Co.	48,500	1,512,230
Komag, Inc. (a)	8,800	414,128
SanDisk Corp. (a)	3,200	215,552
Seagate Technology	13,300	346,864
Western Digital Corp. (a)	49,800	1,088,628
		4,445,767
Electronic Equipment & Instruments - 1.2%
Arrow Electronics, Inc. (a)	5,700	195,852
Avnet, Inc. (a)	7,700	188,265
Global Imaging Systems, Inc. (a)	1,700	60,112
Ingram Micro, Inc. Class A (a)	8,400	162,540
Jabil Circuit, Inc. (a)	4,600	185,840
		792,609
Internet Software & Services - 1.4%
EarthLink, Inc. (a)	13,200	150,744
Google, Inc. Class A (sub. vtg.) (a)	1,800	779,850
		930,594
IT Services - 0.3%
Ceridian Corp. (a)	6,500	160,420
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp. (a)	11,500	$ 164,565
Semiconductors & Semiconductor Equipment - 1.7%
Lam Research Corp. (a)	3,800	176,434
NVIDIA Corp. (a)	16,500	741,840
SiRF Technology Holdings, Inc. (a)	5,400	181,926
		1,100,200
Software - 0.8%
McAfee, Inc. (a)	23,100	535,689
TOTAL INFORMATION TECHNOLOGY		9,519,893
MATERIALS - 5.0%
Chemicals - 1.4%
Ashland, Inc.	6,500	428,480
Eastman Chemical Co.	6,300	303,723
PolyOne Corp. (a)	26,500	189,740
		921,943
Containers & Packaging - 1.2%
Owens-Illinois, Inc. (a)	7,600	167,124
Smurfit-Stone Container Corp. (a)	46,100	589,619
		756,743
Metals & Mining - 2.2%
AK Steel Holding Corp. (a)	14,900	171,499
Allegheny Technologies, Inc.	3,800	197,030
Carpenter Technology Corp.	1,000	90,560
IPSCO, Inc.	5,100	473,528
Reliance Steel & Aluminum Co.	3,600	286,200
United States Steel Corp.	3,200	191,200
		1,410,017
Paper & Forest Products - 0.2%
International Paper Co.	4,900	159,887
TOTAL MATERIALS		3,248,590
TELECOMMUNICATION SERVICES - 3.9%
Wireless Telecommunication Services - 3.9%
NII Holdings, Inc. (a)	26,100	1,290,906
Sprint Nextel Corp.	55,636	1,273,508
		2,564,414
Common Stocks - continued
	Shares	Value
UTILITIES - 3.7%
Gas Utilities - 0.2%
SEMCO Energy, Inc. (a)	27,100	$ 153,386
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	26,400	449,856
TXU Corp.	29,400	1,488,816
		1,938,672
Multi-Utilities - 0.5%
CMS Energy Corp. (a)	21,200	306,764
TOTAL UTILITIES		2,398,822
TOTAL COMMON STOCKS (Cost $52,272,353)		64,723,201
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.85% to 3.89% 3/9/06 (Cost $49,803)	$ 50,000	49,792
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 4.46% (b) (Cost $458,680)	458,680	458,680
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $52,780,836)		65,231,673
NET OTHER ASSETS - (0.1)%		(42,951)
NET ASSETS - 100%		$ 65,188,722
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:
Fund	Income received
Fidelity Cash Central Fund	$ 9,946
Income Tax Information

At January 31, 2006, the aggregate cost of investment securities for income tax purposes was $52,801,237. Net unrealized appreciation aggregated $12,430,436, of which $13,282,846 related to appreciated investment securities and $852,410 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 27, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 27, 2006